SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Related Party Transactions [Abstract]
2024	$ 621
2025	594
2026	507
2027	493
2028	133
Thereafter	7
Total lease payments	2,355
Less: Imputed interest	(360)
Total	$ 1,995